Form N-1A Supplement	Dec. 31, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
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Transamerica MSCI EAFE Index VP
Transamerica S&P 500 Index VP
(each, a “portfolio” and, together, the “portfolios”)
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Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectus, applicable Summary Prospectus and Statement of Additional Information concerning the portfolios.
Effective immediately, the portfolios are modifying their diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that each portfolio intends to be diversified in approximately the same proportion as the portfolio’s benchmark index is diversified. The portfolio may become “non‑diversified,” as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the portfolio’s benchmark index. Shareholder approval will not be sought if the portfolio crosses from diversified to non‑diversified status under such circumstances.
Transamerica MSCI EAFE Index VP
The first paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus concerning the portfolio are deleted in their entirety and replaced with the following:
Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and Global Depositary Receipts (“GDRs”)) or in other investments in an effort to create a portfolio of securities with generally the same risk and return characteristics of the Index, including index futures contracts. The Index is designed to represent the performance of approximately 1,000 large and mid‑cap securities across 21 developed markets, primarily from Europe, Australia, Asia and the Far East, and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index, which is constructed and maintained by MSCI Inc., is normally rebalanced and reconstituted each February, May, August and November. The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non‑diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.
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Transamerica S&P 500 Index VP
The first paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus concerning the portfolio are deleted in their entirety and replaced with the following:
Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”)[1]. Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes, including index futures contracts. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the Index are weighted according to their float adjusted capitalizations. The Index, which is constructed and maintained by S&P Dow Jones Indices LLC, is normally rebalanced each March, June, September and December, and is reconstituted on an as needed basis and on pre‑determined dates as Index constituents change in size. The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non‑diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.
[1]Standard & Poor’s does not sponsor the portfolio, nor is it affiliated in any way with the portfolio or the portfolio’s advisers. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “Standard & Poor’s 500®” are trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in the portfolio.
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Transamerica MSCI EAFE Index VP
Transamerica S&P 500 Index VP
The following risk is added as a key risk following the “Large Capitalization Companies” risk in the “PrincipalRisks” section of the Prospectus and the Summary Prospectuses for each portfolio:
Non‑Diversification - To the extent the portfolio becomes “non‑diversified” for periods of time solely as a result of tracking the Index, the portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
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Investors Should Retain this Supplement for Future Reference
November 24, 2025

Transamerica MSCI EAFE Index VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Transamerica MSCI EAFE Index VP
(each, a “portfolio” and, together, the “portfolios”)
* * *
Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectus, applicable Summary Prospectus and Statement of Additional Information concerning the portfolios.
Effective immediately, the portfolios are modifying their diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that each portfolio intends to be diversified in approximately the same proportion as the portfolio’s benchmark index is diversified. The portfolio may become “non‑diversified,” as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the portfolio’s benchmark index. Shareholder approval will not be sought if the portfolio crosses from diversified to non‑diversified status under such circumstances.
Transamerica MSCI EAFE Index VP
The first paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus concerning the portfolio are deleted in their entirety and replaced with the following:
Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index (including ADRs and Global Depositary Receipts (“GDRs”)) or in other investments in an effort to create a portfolio of securities with generally the same risk and return characteristics of the Index, including index futures contracts. The Index is designed to represent the performance of approximately 1,000 large and mid‑cap securities across 21 developed markets, primarily from Europe, Australia, Asia and the Far East, and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. The Index, which is constructed and maintained by MSCI Inc., is normally rebalanced and reconstituted each February, May, August and November. The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non‑diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.
* * *
Transamerica MSCI EAFE Index VP
The following risk is added as a key risk following the “Large Capitalization Companies” risk in the “PrincipalRisks” section of the Prospectus and the Summary Prospectuses for each portfolio:
Non‑Diversification - To the extent the portfolio becomes “non‑diversified” for periods of time solely as a result of tracking the Index, the portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2025

Transamerica S&P 500 Index VP
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
TRANSAMERICA SERIES TRUST
Supplement to the Currently Effective Prospectus, Summary Prospectuses and Statement of Additional Information
* * *
Transamerica S&P 500 Index VP
(each, a “portfolio” and, together, the “portfolios”)
* * *
Effective immediately, the information below supplements and supersedes certain corresponding information contained in the Prospectus, applicable Summary Prospectus and Statement of Additional Information concerning the portfolios.
Effective immediately, the portfolios are modifying their diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that each portfolio intends to be diversified in approximately the same proportion as the portfolio’s benchmark index is diversified. The portfolio may become “non‑diversified,” as defined in the 1940 Act, as a result of a change in relative market capitalization or index weighting of one or more constituents of the portfolio’s benchmark index. Shareholder approval will not be sought if the portfolio crosses from diversified to non‑diversified status under such circumstances.
* * *
Transamerica S&P 500 Index VP
The first paragraph of the portfolio’s “Principal Investment Strategies” section in the Prospectus and Summary Prospectus and the first paragraph of the “More on Each Portfolio’s Strategies and Investments” section in the Prospectus concerning the portfolio are deleted in their entirety and replaced with the following:
Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”)[1]. Under normal circumstances, however, the portfolio intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes, including index futures contracts. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the Index are weighted according to their float adjusted capitalizations. The Index, which is constructed and maintained by S&P Dow Jones Indices LLC, is normally rebalanced each March, June, September and December, and is reconstituted on an as needed basis and on pre‑determined dates as Index constituents change in size. The portfolio will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. The portfolio is classified as “diversified” under the Investment Company Act of 1940; however, the portfolio may become “non‑diversified” solely as a result of tracking the Index (e.g., changes in relative market capitalization or index weighting of one or more constituents of the Index). To the extent the portfolio is non‑diversified, the portfolio will invest a relatively high percentage of its assets in a limited number of issuers.
[1]Standard & Poor’s does not sponsor the portfolio, nor is it affiliated in any way with the portfolio or the portfolio’s advisers. “Standard & Poor’s®,” “S&P®,” “S&P 500®,” and “Standard & Poor’s 500®” are trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global. The portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation or warranty, express or implied, regarding the advisability of investing in the portfolio.
* * *
Transamerica S&P 500 Index VP
The following risk is added as a key risk following the “Large Capitalization Companies” risk in the “PrincipalRisks” section of the Prospectus and the Summary Prospectuses for each portfolio:
Non‑Diversification - To the extent the portfolio becomes “non‑diversified” for periods of time solely as a result of tracking the Index, the portfolio will invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. Investing in a smaller number of issuers will make the portfolio more susceptible to the risks associated with investing in those issuers.
* * *
Investors Should Retain this Supplement for Future Reference
November 24, 2025